CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Total	Common Shares Number	Equity Units Number	Common Shares and Equity Units Amount	Contributed Surplus	Warrants	Stock Options	Accumulated Deficit	Accumulated Other Comprehensive Income
Balance at Dec. 31, 2014				$ 289,326,172	$ 11,682,644	$ 543,915	$ 20,669,308	$ (343,215,476)	$ 17,004
Balance (in shares) at Dec. 31, 2014		76,077,547	100
Net loss								(18,135,897)
Other comprehensive income									52,074
Stock option compensation							315,273
Fair value of options exercised				461,256			(461,256)
Equity Units converted to shares		100	(100)
Warrant expiration					543,915	(543,915)
Equity component of convertible notes (Note 11)					18,209,066
Common shares issued for:
Option exercises				679,990
Option exercises (in shares)		369,500
Balance at Dec. 31, 2015	$ (19,855,927)			290,467,418	30,435,625	0	20,523,325	(361,351,373)	69,078
Balance (in shares) at Dec. 31, 2015		76,447,147	0
Common shares issued for:
Private placement, net of costs				34,108,113
Private placement, net of costs (in shares)		8,562,500
Option exercises				4,175,875
Option exercises (in shares)		2,286,500
Note conversion (Note 11)				1,012,500	(478,381)
Note conversion (Note 10) (in shares)		250,000
Balance at Sep. 30, 2016				332,948,413	$ 29,957,244	$ 0	17,353,725	(376,496,736)	417,453
Balance (in shares) at Sep. 30, 2016		87,546,147	0
Balance at Sep. 30, 2016	$ 4,180,099
Common shares issued for:
Net loss								$ (15,145,363)
Other comprehensive income									$ 348,375
Stock option compensation							14,907
Fair value of options exercised				$ 3,184,507			$ (3,184,507)